Leases - Schedule of Non-Current Portion of the Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 1,733,146
Less: Imputed Interest	(320,748)
Present Value of Lease Liabilities	1,412,398	$ 1,398,348
2026 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments
2027 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	290,979
2028 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	229,723
2029 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	193,380
2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	157,656
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Lease Liability [Line Items]
Total Future Minimum Lease Payments	$ 861,408